LEASES - Summary of Future Minimum Fees, Excluding the Contingent Fees to be Received under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2024	$ 56,427
Year ending December 31, 2025	56,409
Year ending December 31, 2026	29,975
Year ending December 31, 2027	7,257
Year ending December 31, 2028	3,378
Over year ending December 31, 2028	3,640
Total minimum future fees to be received	$ 157,086